Earnings per unit and cash distributions (Tables)	6 Months Ended
Jun. 30, 2013
Earnings per unit and cash distributions [Abstract]
Calculations of basic and diluted earnings per unit
The calculations of basic and diluted earnings per unit are presented below

(In US$ millions)	Six months ended June 30,
2013

Net income attributable to Seadrill Partners LLC	$41.9
Less: distributions paid (1)	33.3
Undistributed earnings	8.6

Net income attributable to:
Common unitholders	24.6
Subordinated unitholders	16.4
Incentive distribution rights	0.9
41.9

Weighted average units outstanding (basic and diluted) (in thousands):
Common unitholders	24,815
Subordinated unitholders	16,543

Earnings per unit (basic and diluted):
Common unitholders	$0.99
Subordinated unitholders	$0.99

Cash distributions declared and paid in the period per unit (2):	0.3875
Subsequent event: Cash distributions declared and paid per unit relating to the period (3):	0.4175

(1)
For the purpose of calculation of the earnings per unit the cash distributions paid in May and August 2013, (relating to the three and six month period ended June 30, 2013, respectively), are based on the number of units outstanding at June 30, 2013. The units outstanding as at June 30, 2013 are also used as a denominator for the earnings per unit calculation.

(2)	Refers to cash distribution declared and paid during the period.
(3)	Refers to cash distribution declared and paid subsequent to the period end.